Note 10	6 Months Ended
Jun. 30, 2022
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2022	December 2021
Equity instruments	6.2	6,411	5,303
Debt securities	6.2	124	128
Loans and advances to customers	6.2	240	655
Total	7	6,775	6,086